Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of changes in equity [abstract]
Tax credit relating to cash flow hedge	$ (8,498)	$ (7,337)	$ (2,526)
Changes of fair value valuation for farmlands	$ (62,988)	$ 25,307	$ (9,953)